EMPLOYEE BENEFIT PLANS (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 402	¥ 335
Contributions recognized as expense	¥ 48	¥ 43